Intangible Assets - Summary of Goodwill Recognized (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 61.2	€ 57.8
CGU Immunotherapies
Disclosure of detailed information about intangible assets [line items]
Goodwill	60.7	57.3
External Product Sales of JPT
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 0.5	€ 0.5